Financial result (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income
Short term investments			$ 440	$ 226	$ 129
Other			80	111	178
Total financial income			520	337	307
Financial expenses
Loans and borrowings gross interest			(612)	(671)	(742)
Capitalized loans and borrowing costs			47	59	70
Interest on REFIS			(152)	(54)	(55)
Interest on lease liabilities			(64)	(63)	(65)
Bond premium repurchase			(113)	(63)
Other			(285)	(457)	(366)
Total financial expenses			(1,179)	(1,249)	(1,158)
Other financial items, net
Net foreign exchange gains (losses)			(398)	408	(549)
Participative shareholders' debentures	[1]		659	(716)	(1,565)
Financial guarantees	[1]		481	312	(468)
Derivative financial instruments			1,154	(23)	(1,210)
Reclassification of cumulative translation adjustments to the income statement		$ 1,543	1,608	4,326
Indexation losses, net			577	276	170
Other financial items			2,927	4,031	(3,962)
Total			$ 2,268	$ 3,119	$ (4,813)

[1]	Items reclassified in comparative to maintain consistency of disclosure.